UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                    Investment Company Act File No. 811-21539


                First Trust Senior Floating Rate Income Fund II
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          Exact Name of Registrant as Specified in Declaration of Trust


            120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187
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 Address of Principal Executive Offices (Number, Street, City, State, Zip Code)


                                W. Scott Jardine
                          First Trust Portfolios L.P.
                        120 East Liberty Drive, Suite 400
                             Wheaton, Illinois 60187
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  Name and Address (Number, Street, City, State, Zip Code) of Agent for Service


                                 (630) 765-8000
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               Registrant's Telephone Number, including Area Code


                      Date of fiscal year end:   May 31
                                               -----------


             Date of reporting period: July 1, 2016 - June 30, 2017
                                       ----------------------------


Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, N.E., Washington D.C. 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.


Item 1.  Proxy Voting Record

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FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
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
MEETING DATE    COMPANY                                                       TICKER      SECURITY ID
05/16/17        Vistra Energy Corp.                                           VST         92840M102

ITEM NUMBER     AGENDA ITEM                                                   MGMT REC    VOTE CAST      PROPONENT
1.1             Elect Director Gavin R. Baiera                                For         For            Mgmt
1.2             Elect Director Curtis A. Morgan                               For         For            Mgmt
2               Advisory Vote to Ratify Named Executive Officers'             For         For            Mgmt
                Compensation
3               Ratify Deloitte & Touche LLP as Auditors                      For         For            Mgmt

MEETING DATE    COMPANY                                                       TICKER      SECURITY ID
05/24/17        LyondellBasell Industries N.V.                                LYB         552081AM3

ITEM NUMBER     AGENDA ITEM                                                   MGMT REC    VOTE CAST      PROPONENT
1a              Elect Director Robert G. Gwin                                 For         For            Mgmt
1b              Elect Director Jacques Aigrain                                For         For            Mgmt
1c              Elect Director Lincoln Benet                                  For         For            Mgmt
1d              Elect Director Jagjeet S. Bindra                              For         For            Mgmt
1e              Elect Director Robin Buchanan                                 For         For            Mgmt
1f              Elect Director Stephen F. Cooper                              For         For            Mgmt
1g              Elect Director Nance K. Dicciani                              For         For            Mgmt
1h              Elect Director Claire S. Farley                               For         For            Mgmt
1i              Elect Director Isabella D. Goren                              For         For            Mgmt
1j              Elect Director Bruce A. Smith                                 For         For            Mgmt
1k              Elect Director Rudy van der Meer                              For         For            Mgmt
2               Adoption of Dutch Statutory Annual Accounts                   For         For            Mgmt
3               Approve Discharge of Management Board                         For         For            Mgmt
4               Approve Discharge of Supervisory Board                        For         For            Mgmt
5               Ratify PricewaterhouseCoopers Accountants N.V. as Auditors    For         For            Mgmt
6               Ratify PricewaterhouseCoopers LLP as Auditors                 For         For            Mgmt
7               Approve Dividends of EUR 0.85 Per Share                       For         For            Mgmt
8               Advisory Vote to Ratify Named Executive Officers'             For         For            Mgmt
                Compensation
9               Advisory Vote on Say on Pay Frequency                         One Year    One Year       Mgmt
10              Authorize Repurchase of Up to 10 Percent of Issued Share      For         For            Mgmt
                Capital
11              Amend Omnibus Stock Plan                                      For         For            Mgmt

MEETING DATE    COMPANY                                                       TICKER      SECURITY ID
05/24/17        New Millennium Holdco, Inc.                                   NMLH        01367912D

ITEM NUMBER     AGENDA ITEM                                                   MGMT REC    VOTE CAST      PROPONENT
1.1             Elect Director Ronald A. Rittenmeyer                          For         For            Mgmt
1.2             Elect Director Eugene I. Davis                                For         For            Mgmt
1.3             Elect Director Jeffrey D. Goldberg                            For         For            Mgmt
1.4             Elect Director Stephen Gray                                   For         For            Mgmt
1.5             Elect Director Joan B. Stafslien                              For         For            Mgmt

                                   SIGNATURES


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
                           -------------------------------------------------


By (Signature and Title)*  /s/ James M. Dykas
                           -----------------------------------
                           James M. Dykas, President and
                           Chief Executive Officer

Date                       July 28, 2017
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* Print the name and title of each signing officer under his or her signature.